Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Schedule of restatements on consolidated financial statements
	As of December 31, 2016
	As previously reported	Restated
OTHER LIABILITIES
Warrants liability	$-	$1,499,362
Total Liabilities	$1,115,074	$2,614,436

Additional paid-in capital	39,150,635	37,261,366
Accumulated deficit	(26,499,675)	(26,109,768)
Total Equity	$15,437,063	$13,937,701

	For the year ended December 31, 2016
	As previously reported	Restated
Change in fair value of warrants liability	$137,710	$527,617
Loss before provision for income tax and non-controlling interest	(10,094,668)	(9,704,761)
Net loss from continuing operations	(9,999,642)	(9,609,735)
Net loss	(10,250,795)	(9,860,888)
Net loss attributable to Lianluo Smart Limited	(10,121,775)	(9,731,868)
Comprehensive loss	(10,817,957)	(10,428,050)
Comprehensive loss attributable to Lianluo Smart Limited	(10,587,119)	(10,197,212)

Loss per share
- Basic	$(0.97)	$(0.93)
- Diluted	(0.97)	(0.93)